UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



Form 13F File Number:  28-04019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York       November 16, 2009
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   92
                                               -------------

Form 13F Information Table Value Total:             $132,691
                                               -------------
                                                 (thousands)


List of Other Included Managers:

NONE

PAGE>




   COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                                   TITLE                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE

ABBOTT LABS                         COM         002824100     495      10,000  SH          SOLE                10,000
ACTIVISION BLIZZARD INC             COM         00507V109    1,611    130,000  SH          SOLE               130,000
AEP INDS INC                        COM         001031103     906      22,704  SH          SOLE                22,704
AKAMAI TECHNOLOGIES INC             COM         00971T101    1,704     86,608  SH          SOLE                86,608
ALLIANT TECHSYSTEMS INC             COM         018804104    2,336     30,000  SH          SOLE                30,000
ALTRIA GROUP INC                    COM         02209S103     623      35,000  SH          SOLE                35,000
AMERICAN DAIRY INC                  COM         025334103    1,133     40,000  SH          SOLE                40,000
AMERISOURCEBERGEN CORP              COM         03073E105    1,253     56,000  SH          SOLE                56,000
AMR CORP                            COM         001765106     265      33,300  SH          SOLE                33,300
ANGIODYNAMICS INC                   COM         03475V101     280      20,300  SH          SOLE                20,300
ANNALY CAP MGMT INC                 COM         035710409     907      50,000  SH          SOLE                50,000
AON CORP                            COM         037389103    3,381     83,103  SH          SOLE                83,103
ASPEN INSURANCE HOLDINGS LTD        SHS         G05384105    2,713    102,500  SH          SOLE               102,500
B & G FOODS INC NEW                 CL A        05508R106    3,808    465,000  SH          SOLE               465,000
BANK OF AMERICA CORPORATION         COM         060505104    1,523     90,000  SH          SOLE                90,000
BARCLAYS PLC                        ADR         06738E204     355      15,000  SH          SOLE                15,000
BERKSHIRE HATHAWAY INC DEL          CL A        084670108     808           8  SH          SOLE                     8
BERKSHIRE HATHAWAY INC DEL          CL B        084670207    2,210        665  SH          SOLE                   665
BRINKER INTL INC                    COM         109641100     865      55,000  SH          SOLE                55,000
BRINKS CO                           COM         109696104     269      10,000  SH          SOLE                10,000
BRINKS HOME SEC HLDGS INC           COM         109699108     308      10,000  SH          SOLE                10,000
BROADRIDGE FINL SOLUTIONS IN        COM         11133T103     697      34,700  SH          SOLE                34,700
CENTURYTEL INC                      COM         156700106    2,016     60,000  SH          SOLE                60,000
CLEVELAND BIOLABS INC               COM         185860103     855     205,000  SH          SOLE               205,000
COCA COLA CO                        COM         191216100    1,343     25,000  SH          SOLE                25,000
COMCAST CORP NEW                  CL A SPL      20030N200    2,501    155,530  SH          SOLE               155,530
COVIDIEN PLC                        SHS         G2554F105    4,207     97,250  SH          SOLE                97,250
COWEN GROUP INC                     COM         223621103     178      25,000  SH          SOLE                25,000
DIRECTV GROUP INC                   COM         25459L106    2,069     75,000  SH          SOLE                75,000
DST SYS INC DEL                     COM         233326107     448      10,000  SH          SOLE                10,000
EAGLE MATERIALS INC                 COM         26969P108     286      10,000  SH          SOLE                10,000
ETHAN ALLEN INTERIORS INC           COM         297602104    1,403     85,000  SH          SOLE                85,000
EXPRESS SCRIPTS INC                 COM         302182100    1,940     25,000  SH          SOLE                25,000
EXPRESSJET HOLDINGS INC           COM NEW       30218U306     65       26,100  SH          SOLE                26,100
GENERAL ELECTRIC CO                 COM         369604103     821      50,000  SH          SOLE                50,000
HEWITT ASSOCS INC                   COM         42822Q100    1,002     27,500  SH          SOLE                27,500
HURON CONSULTING GROUP INC          COM         447462102    4,032    156,100  SH          SOLE               156,100
IAC INTERACTIVECORP            COM PAR $.001    44919P508    1,413     70,000  SH          SOLE                70,000
JOHNSON & JOHNSON                   COM         478160104    3,075     50,500  SH          SOLE                50,500
JPMORGAN CHASE & CO                 COM         46625H100    1,139     26,000  SH          SOLE                26,000
LEAP WIRELESS INTL INC            COM NEW       521863308     342      17,500  SH          SOLE                17,500
LEGGETT & PLATT INC                 COM         524660107     291      15,000  SH          SOLE                15,000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    1,244     40,000  SH          SOLE                40,000
LORAL SPACE & COMMUNICATNS I        COM         543881106    1,675     60,965  SH          SOLE                60,965
LOWES COS INC                       COM         548661107     838      40,000  SH          SOLE                40,000
MAIDEN HOLDINGS LTD                 SHS         G5753U112     643      88,401  SH          SOLE                88,401
MCDONALDS CORP                      COM         580135101    4,566     80,000  SH          SOLE                80,000
MCKESSON CORP                       COM         58155Q103     464       7,800  SH          SOLE                 7,800
MEDIACOM COMMUNICATIONS CORP        CL A        58446K105    2,170    376,800  SH          SOLE               376,800
METLIFE INC                         COM         59156R108     952      25,000  SH          SOLE                25,000
MI DEVS INC                     CL A SUB VTG    55304X104    3,329    247,500  SH          SOLE               247,500
MICROSOFT CORP                      COM         594918104    1,993     77,500  SH          SOLE                77,500
MILLER HERMAN INC                   COM         600544100    1,104     65,300  SH          SOLE                65,300
MOLECULAR INSIGHT PHARM INC         COM         60852M104     228      41,300  SH          SOLE                41,300
MORGAN STANLEY                    COM NEW       617446448    1,212     39,240  SH          SOLE                39,240
MYLAN INC                           COM         628530107    1,281     80,000  SH          SOLE                80,000
NEWS CORP                           CL B        65248E203     280      20,000  SH          SOLE                20,000
OMNICARE INC                        COM         681904108    2,534    112,500  SH          SOLE               112,500
PHILIP MORRIS INTL INC              COM         718172109    2,437     50,000  SH          SOLE                50,000
PLANTRONICS INC NEW                 COM         727493108    1,078     40,200  SH          SOLE                40,200
PROSHARES TR                  PSHS ULTRSHT O&G  74347R586     580      40,000  SH          SOLE                40,000
PROSHARES TR                  PSHS ULTRA FINL   74347R743     591     100,000  SH          SOLE               100,000
RADIOSHACK CORP                     COM         750438103     829      50,000  SH          SOLE                50,000
RADNET INC                          COM         750491102     65       25,000  SH          SOLE                25,000
RELIANCE STEEL & ALUMINUM CO        COM         759509102    2,128     50,000  SH          SOLE                50,000
REPUBLIC AWYS HLDGS INC             COM         760276105    1,120    120,000  SH          SOLE               120,000
RISKMETRICS GROUP INC               COM         767735103     877      60,000  SH          SOLE                60,000
ROBERT HALF INTL INC                COM         770323103     876      35,000  SH          SOLE                35,000
SAKS INC                            COM         79377W108     341      50,000  SH          SOLE                50,000
SANOFI AVENTIS                 SPONSORED ADR    80105N105     924      25,000  SH          SOLE                25,000
SCHERING PLOUGH CORP                COM         806605101    3,319    117,500  SH          SOLE               117,500
SMITHFIELD FOODS INC                COM         832248108     483      35,000  SH          SOLE                35,000
STREAM GLOBAL SVCS INC        *W EXP 10/17/201  86323M118     82      327,100  SH          SOLE               327,100
TAKETWO INTERACTIVE SOFTWAR        COM          874054109    1,037     92,500  SH          SOLE                92,500
THERMO FISHER SCIENTIFIC INC        COM         883556102     873      20,000  SH          SOLE                20,000
TIME WARNER CABLE INC               COM         88732J207     396       9,183  SH          SOLE                 9,183
TIME WARNER INC                   COM NEW       887317303     480      16,666  SH          SOLE                16,666
TOMOTHERAPY INC                     COM         890088107     457     105,600  SH          SOLE               105,600
TRANSOCEAN LTD                    REG SHS       H8817H100    2,352     27,500  SH          SOLE                27,500
U S G CORP                        COM NEW       903293405    1,289     75,000  SH          SOLE                75,000
UNITEDHEALTH GROUP INC              COM         91324P102    2,629    105,000  SH          SOLE               105,000
VALEANT PHARMACEUTICALS INTL        COM         91911X104     631      22,500  SH          SOLE                22,500
VIRGIN MEDIA INC                    COM         92769L101    2,916    209,500  SH          SOLE               209,500
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    2,644    117,500  SH          SOLE               117,500
VONAGE HLDGS CORP                   COM         92886T201     417     300,000  SH          SOLE               300,000
WAL MART STORES INC                 COM         931142103    1,841     37,500  SH          SOLE                37,500
WALGREEN CO                         COM         931422109     749      20,000  SH          SOLE                20,000
WELLPOINT INC                       COM         94973V107    3,315     70,000  SH          SOLE                70,000
WILLIAMS SONOMA INC                 COM         969904101     506      25,000  SH          SOLE                25,000
WILLIS GROUP HOLDINGS LTD           SHS         G96655108    2,187     77,500  SH          SOLE                77,500
WYETH                               COM         983024100    9,230    190,000  SH          SOLE               190,000
XTO ENERGY INC                      COM         98385X106     888      21,500  SH          SOLE                21,500
